                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:                 811-4014

(Exact name of registrant as specified in charter): Meridian Fund, Inc.

(Address of principal executive offices):          60 E. Sir Francis Drake Blvd
                                                   Ste. #306
                                                   Larkspur, CA. 94939

(Name and address of agent for service):           Gregg B. Keeling
                                                   60 E. Sir Francis Drake Blvd
                                                   Ste. #306
                                                   Larkspur, CA. 94939

Registrant's telephone number:                     (415) 461-8770

Date of fiscal year end:                           June 30, 2005

Date of reporting period:                          September 30, 2005

ITEM 1 - SCHEDULE OF INVESTMENTS

MERIDIAN EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                               Shares        Value**
                              ---------   --------------
COMMON STOCK - 95.4%
  BANKING/FINANCE - 8.5%
    BancorpSouth, Inc.*.....     14,225   $      325,041
    Comerica, Inc.*.........      5,325          313,643
    Regions Financial
      Corp.*................      9,975          310,422
                                          --------------
                                                 949,106
  BASIC MATERIALS - 2.7%
    PPG Industries, Inc.*...      5,125          303,349
  BROKERAGE & MONEY MANAGEMENT - 2.8%
    Waddell & Reed
      Financial, Inc. Class
      A*....................     16,325          316,052
  BUSINESS SERVICES - 2.9%
    R. R. Donnelley & Sons
      Co.*..................      8,650          320,655
  CHEMICALS - 5.7%
    Dow Chemical Co.*.......      7,275          303,149
    Lubrizol Corp.*.........      7,675          332,558
                                          --------------
                                                 635,707
  CONSUMER PRODUCTS - 8.7%
    Newell Rubbermaid,
      Inc.*.................     13,950          315,968
    Reynolds American,
      Inc.*.................      4,050          336,231
    Sensient Technologies
      Corp.*................     17,075          323,571
                                          --------------
                                                 975,770
  CONSUMER PRODUCTS/FOOD & BEVERAGE - 5.9%
    Coca-Cola Co.*..........      7,350          317,446
    Fresh Del Monte Produce
      Inc.*.................     12,475          339,570
                                          --------------
                                                 657,016
  DIVERSIFIED OPERATIONS - 8.9%
    E.I. du Pont de Nemours
      & Co.*................      8,200          321,194
    Emerson Electric Co.*...      4,800          344,640
    Hubbell Inc. Class B*...      7,025          329,683
                                          --------------
                                                 995,517

                               Shares        Value**
                              ---------   --------------
  ENERGY - 2.8%
    Kinder Morgan, Inc.*....      3,295   $      316,847
  INDUSTRIAL PRODUCTS - 5.6%
    Bemis Co. Inc.*.........     12,400          306,280
    RPM International,
      Inc.*.................     17,050          313,720
                                          --------------
                                                 620,000
  INDUSTRIAL SERVICES - 5.7%
    Genuine Parts Co.*......      7,175          307,808
    Waste Management,
      Inc.*.................     11,500          329,015
                                          --------------
                                                 636,823
  INSURANCE - 8.8%
    Jefferson-Pilot
      Corp.*................      6,475          331,326
    Lincoln National
      Corp.*................      6,150          319,923
    Unitrin, Inc.*..........      6,900          327,474
                                          --------------
                                                 978,723
  INSURANCE BROKERS - 3.0%
    Arthur J. Gallagher &
      Co.*..................     11,475          330,595
  OFFICE SUPPLIES - 2.8%
    Avery Dennison Corp.*...      6,050          316,959
  PAPER/FOREST PRODUCTS - 5.6%
    Kimberly-Clark Corp.*...      5,275          314,021
    Sonoco Products Co.*....     11,475          313,382
                                          --------------
                                                 627,403
  PHARMACEUTICALS - 2.8%
    Eli Lilly and Co.*......      5,800          310,416
  RETAIL - 9.2%
    Albertson's, Inc. *.....     14,750          378,338
    Cato Corp. Class A*.....     16,725          333,329
    Limited Brands, Inc.*...     15,375          314,111
                                          --------------
                                               1,025,778

MERIDIAN EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                               Shares        Value**
                              ---------   --------------
COMMON STOCK (continued)
  TELECOMMUNICATIONS SERVICES - 3.0%
    Alltel Corp.*...........      5,150   $      335,316
                                          --------------
  TOTAL COMMON STOCK - 95.4%
    (Identified cost $10,539,323)......       10,652,032
                                          --------------
  TOTAL INVESTMENTS - 95.4%
  (Identified cost $10,539,323)........       10,652,032
CASH AND OTHER ASSETS LESS
  LIABILITIES - 4.6%...................          518,006
                                          --------------

NET ASSETS - 100%......................   $   11,170,038
                                          ==============

 * income producing

** INVESTMENT VALUATION: Marketable securities are valued at the closing price or last sales price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the last reported bid price.

MERIDIAN GROWTH FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                Shares        Value**
                               ---------   --------------
COMMON STOCK - 95.0%
  APPAREL - 2.9%
    Liz Claiborne, Inc.*.....    446,800   $   17,568,176
    Polo Ralph Lauren
      Corp.*.................    591,125       29,733,588
                                           --------------
                                               47,301,764
  BANKING/FINANCE - 4.1%
    SVB Financial Group......    827,400       40,244,736
    UCBH Holdings, Inc.*.....  1,488,816       27,275,109
                                           --------------
                                               67,519,845

  BROKERAGE & MONEY MANAGEMENT - 5.2%
    Affiliated Managers
      Group, Inc. ...........    604,045       43,744,939
    T. Rowe Price Group,
      Inc.*..................    657,300       42,921,690
                                           --------------
                                               86,666,629

  BUSINESS SERVICES - 1.1%
    CSG Systems
      International, Inc. ...    862,130       18,716,842

  CELLULAR COMMUNICATIONS - 3.0%
    American Tower Corp.
      Class A................  1,998,900       49,872,555

  CONSTRUCTION - 2.7%
    Granite Construction,
      Inc.*..................  1,167,585       44,648,450

  CONSUMER PRODUCTS - 2.1%
    Mohawk Industries,
      Inc. ..................    431,500       34,627,875

  CONSUMER SERVICES - 5.7%
    Regis Corp.*.............  1,030,700       38,981,074
    Rollins, Inc.*...........  1,286,687       25,116,130
    Weight Watchers
      International, Inc. ...    577,510       29,787,966
                                           --------------
                                               93,885,170

  HEALTHCARE PRODUCTS - 7.6%
    C. R. Bard, Inc.*........    495,975       32,749,229
    DENTSPLY International
      Inc.*..................    605,050       32,684,801
    Edwards Lifesciences
      Corp. .................    703,985       31,263,974
    STERIS Corp.*............  1,262,810       30,042,250
                                           --------------
                                              126,740,254

                                Shares        Value**
                               ---------   --------------

  HEALTHCARE SERVICES - 9.3%
    Apria Healthcare Group
      Inc. ..................  1,150,975   $   36,727,612
    DaVita, Inc. ............    860,000       39,620,200
    Laboratory Corp. of
      America Holdings.......    827,700       40,317,267
    LifePoint Hospitals,
      Inc. ..................    844,500       36,929,985
                                           --------------
                                              153,595,064

  HOTELS & LODGING - 1.2%
    Las Vegas Sands Corp. ...    625,000       20,568,750

  INDUSTRIAL PRODUCTS - 4.0%
    Airgas, Inc.*............  1,133,575       33,587,827
    Dionex Corp. ............    618,894       33,575,000
                                           --------------
                                               67,162,827

  INDUSTRIAL SERVICES - 9.1%
    Allied Waste Industries,
      Inc. ..................  4,661,325       39,388,196
    EGL, Inc.................  1,311,978       35,620,203
    Republic Services,
      Inc.*..................  1,048,300       36,994,507
    United Rentals, Inc. ....  1,930,600       38,052,126
                                           --------------
                                              150,055,032

  INSURANCE - 5.2%
    Mercury General Corp.*...    685,100       41,099,149
    Willis Group Holdings
      Limited*...............  1,193,030       44,798,276
                                           --------------
                                               85,897,425

  LEISURE & AMUSEMENT - 0.5%
    Royal Caribbean Cruises
      Ltd*...................    186,000        8,035,200

  REAL ESTATE - 2.3%
    Host Marriott Corp.*.....  2,250,150       38,027,535

  RESTAURANTS - 5.1%
    Applebee's International,
      Inc.*..................  1,416,460       29,306,557
    CBRL Group, Inc.*........    957,888       32,242,510
    Ruby Tuesday, Inc.*......  1,080,000       23,500,800
                                           --------------
                                               85,049,867

MERIDIAN GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                Shares        Value**
                               ---------   --------------
COMMON STOCK (continued)
  RETAIL - 10.4%
    Bed Bath & Beyond,
      Inc. ..................    877,300   $   35,249,914
    Claire's Stores, Inc.*...  1,686,700       40,700,071
    Foot Locker, Inc.*.......    793,500       17,409,390
    PETsMART, Inc.*..........  1,281,000       27,900,180
    Ross Stores, Inc.*.......  1,296,300       30,722,310
    Zale Corp. ..............    750,550       20,399,949
                                           --------------
                                              172,381,814

  TECH-HARDWARE - 4.5%
    American Power Conversion
      Corp.*.................  1,506,073       39,007,291
    Vishay Intertechnology,
      Inc. ..................  3,042,950       36,363,253
                                           --------------
                                               75,370,544

  TECH-SOFTWARE - 5.3%
    Advent Software, Inc. ...  1,066,438       28,729,840
    FileNET Corp. ...........    749,500       20,911,050
    Getty Images, Inc. ......    440,000       37,857,600
                                           --------------
                                               87,498,490

  TELECOMMUNICATIONS EQUIPMENT - 2.8%
    Andrew Corp. ............  2,785,425       31,057,489
    Plantronics, Inc.*.......    481,400       14,831,934
                                           --------------
                                               45,889,423

  TRANSPORTATION - 0.9%
    JetBlue Airways Corp. ...    830,915       14,624,104

  TOTAL COMMON STOCK - 95.0%
    (Identified cost $1,336,593,662)....    1,574,135,459
                                           --------------

                                              Value**
                                           --------------
U.S. GOVERNMENT OBLIGATIONS - 2.1%
    U.S. Treasury Bill @ 3.146% due 10/06/05
    (Face Value $10,000,000)............   $    9,995,628
    U.S. Treasury Bill @ 3.473% due 11/10/05
    (Face Value $12,000,000)............       11,957,657
    U.S. Treasury Bill @ 3.460% due 12/08/05
    (Face Value $13,000,000)............       12,923,014
                                           --------------

  TOTAL U.S. GOVERNMENT OBLIGATIONS
  (Identified cost $34,867,268).........       34,876,299
                                           --------------

  TOTAL INVESTMENTS - 95.0%
  (Identified cost $1,358,544,048)......    1,609,011,758

CASH AND OTHER ASSETS LESS
  LIABILITIES - 2.9%....................       48,500,073
                                           --------------

NET ASSETS - 100%.......................   $1,657,511,831
                                           ==============

 * income producing

** INVESTMENT VALUATION: Marketable securities are valued at the closing price or last sales price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the last reported bid price.

MERIDIAN VALUE FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                Shares        Value**
                               ---------   --------------
COMMON STOCK - 94.2%
  AEROSPACE/DEFENSE - 4.1%
    BE Aerospace, Inc. ......  1,121,100   $   18,576,627
    Empresa Brasileira de
      Aeronautica S.A. ADR*..    558,400       21,554,240
    Northrop Grumman Corp.*..    920,800       50,045,480
                                           --------------
                                               90,176,347

  AUTOMOTIVE - 0.5%
    ADESA Inc*...............    481,200       10,634,520

  BANKING/FINANCE - 6.8%
    Annaly Mortgage
      Management, Inc.*......  1,321,700       17,116,015
    Federated Investors,
      Inc*...................    674,100       22,400,343
    Greater Bay Bancorp*.....    849,800       20,939,072
    JPMorgan Chase & Co.*....    635,000       21,545,550
    SunTrust Banks, Inc.*....    322,000       22,362,900
    Washington Mutual,
      Inc.*..................  1,185,400       46,491,388
                                           --------------
                                              150,855,268
  BASIC MATERIALS - 1.2%
    Barrick Gold Corp.*......    940,200       27,312,810

  CONSUMER PRODUCTS - 4.2%
    Activision, Inc. ........  1,455,214       29,759,126
    Leggett & Platt, Inc.*...    507,300       10,247,460
    Newell Rubbermaid,
      Inc.*..................  1,925,100       43,603,515
    Sensient Technologies
      Corp.*.................    454,300        8,608,985
                                           --------------
                                               92,219,086
  CONSUMER PRODUCTS/FOOD & BEVERAGE - 7.5%
    Chiquita Brands
      International, Inc.*...  1,133,800       31,689,710
    Coca-Cola Enterprises,
      Inc.*..................  1,313,400       25,611,300
    Cott Corp. ..............    951,400       16,839,780
    Del Monte Foods Co. .....  3,395,400       36,432,642
    Fresh Del Monte Produce
      Inc.*..................    429,000       11,677,380
    Kraft Foods Inc. Class
      A*.....................    662,500       20,265,875
    Tyson Foods, Inc. Class
      A*.....................  1,200,600       21,670,830
                                           --------------
                                              164,187,517

                                Shares        Value**
                               ---------   --------------

  CONSUMER SERVICES - 2.1%
    ServiceMaster Co.*.......  3,205,800   $   43,406,532

  ENERGY - 8.3%
    Arch Coal, Inc.*.........    517,800       34,951,500
    El Paso Corp.*...........  2,663,900       37,028,210
    GlobalSanteFe Corp.*.....    755,000       34,443,100
    Hanover Compressor Co. ..  1,445,000       20,027,700
    National-Oilwell Varco
      Inc....................    351,800       23,148,440
    Tidewater, Inc.*.........    703,400       34,234,478
                                           --------------
                                              183,833,428

  HEALTHCARE PRODUCTS - 4.1%
    Baxter International
      Inc.*..................  1,492,800       59,517,936
    Invacare Corp.*..........    443,900       18,497,313
    Thoratec Corp. ..........    638,200       11,334,432
                                           --------------
                                               89,349,681

  HEALTHCARE SERVICES - 2.7%
    AmerisourceBergen
      Corp.*.................    449,500       34,746,350
    Universal Health
      Services, Inc. Class
      B*.....................    545,700       25,991,691
                                           --------------
                                               60,738,041

  INDUSTRIAL PRODUCTS - 6.7%
    ArvinMeritor, Inc.*......  1,239,300       20,721,096
    General Electric Co.*....    856,400       28,834,988
    Manitowoc Co., Inc.*.....    839,700       42,194,925
    Mettler-Toledo
      International, Inc. ...    463,834       23,646,257
    Packaging Corp. of
      America*...............    805,000       15,625,050
    Smurfit-Stone Container
      Corp...................  1,723,000       17,850,280
                                           --------------
                                              148,872,596

  INDUSTRIAL SERVICES - 3.9%
    Allied Waste Industries,
      Inc. ..................  5,048,600       42,660,670
    Waste Management, Inc.*..  1,526,600       43,676,026
                                           --------------
                                               86,336,696

  INFORMATION TECHNOLOGY SERVICES - 1.3%
    BearingPoint, Inc. ......  3,769,300       28,608,987

MERIDIAN VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                Shares        Value**
                               ---------   --------------
COMMON STOCK (continued)
  INSURANCE - 4.0%
    Conseco, Inc. ...........  2,826,600   $   59,669,526
    UnumProvident Corp.*.....  1,363,100       27,943,550
                                           --------------
                                               87,613,076

  LEISURE & AMUSEMENT - 1.3%
    Boyd Gaming Corp.*.......    657,700       28,360,024

  MEDIA - 4.8%
    Lamar Advertising Co.
      Class A................    574,500       26,059,320
    Time Warner, Inc.*.......  2,730,500       49,449,355
    Valassis Communications,
      Inc. ..................    759,000       29,585,820
                                           --------------
                                              105,094,495
  PAPER/FOREST PRODUCTS - 1.1%
    Aracruz Celulose S.A.
      ADR....................    581,800       23,609,444

  PUBLISHING - 1.0%
    Pearson plc ADR*.........  1,912,400       22,432,452

  PHARMACEUTICALS - 2.5%
    Endo Pharmaceutical
      Holdings, Inc. ........  1,049,055       27,978,297
    Taro Pharmaceutical
      Industries Ltd. .......  1,037,000       26,682,010
                                           --------------
                                               54,660,307

  REAL ESTATE - 5.2%
    Apartment Investment &
      Management Co. Class
      A*.....................    783,100       30,368,618
    Equity Residential*......    751,400       28,440,490
    Host Marriott Corp.*.....  3,323,600       56,168,840
                                           --------------
                                              114,977,948

                                Shares        Value**
                               ---------   --------------

  RETAIL - 4.3%
    A.C. Moore Arts & Crafts,
      Inc. ..................    489,560   $    9,389,761
    BJ's Wholesale Club,
      Inc. ..................  1,143,200       31,780,960
    Christopher & Banks
      Corp.*.................     47,200          654,664
    Linens 'n Things,
      Inc. ..................    109,700        2,928,990
    Ross Stores, Inc.*.......    945,000       24,192,000
    Safeway Inc.*............  1,051,900       24,930,030
                                           --------------
                                               93,876,405

  TECHNOLOGY - 4.8%
    AVX Corp.*...............    788,800       10,049,312
    Celestica, Inc...........  1,865,700       21,101,067
    Coherent, Inc............    346,500       10,145,520
    Credence Systems Corp....  2,778,164       22,169,749
    Intersil Corp. Class
      A*.....................  1,194,700       26,020,566
    Western Digital Corp.....  1,251,400       16,180,602
                                           --------------
                                              105,666,816

  TECH - HARDWARE - 0.9%
    Symbol Technologies,
      Inc.*..................  2,005,800       19,416,144

  TELECOMMUNICATIONS EQUIPMENT - 5.4%
    Nokia Oyj ADR*...........  2,304,200       38,964,022
    Powerwave Technologies,
      Inc....................  3,137,400       40,754,826
    Tellabs, Inc.............  3,706,300       38,990,276
                                           --------------
                                              118,709,124

  TELECOMMUNICATIONS SERVICES - 3.7%
    Comcast Corp. Special
      Class A................  1,835,000       52,811,300
    DIRECTV Group, Inc.......  1,952,700       29,251,446
                                           --------------
                                               82,062,746

  TRANSPORTATION - 0.5%
    Burlington Northern Santa
      Fe Corp.*..............    189,900       11,356,020

MERIDIAN VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                Shares        Value**
                               ---------   --------------
COMMON STOCK (continued)
  UTILITIES - 1.3%
    TECO Energy, Inc.*.......  1,617,900   $   29,154,558

  TOTAL COMMON STOCK - 94.2%
    (Identified cost $1,867,034,471)....    2,073,521,068
                                           --------------

U.S. GOVERNMENT OBLIGATIONS - 1.4%
    U.S. Treasury Bill @ 3.496% due 11/03/05
    (Face Value $15,000,000)............       14,956,521
    U.S. Treasury Bill @ 3.437% due 12/01/05
    (Face Value $17,000,000)............       16,909,917
                                           --------------

  TOTAL U.S. GOVERNMENT OBLIGATIONS
  (Identified cost $31,856,044).........       31,866,438
                                           --------------

  TOTAL INVESTMENTS - 95.6%
  (Identified cost $1,898,890,515)......    2,105,387,506

CASH AND OTHER ASSETS LESS
  LIABILITIES - 4.4%....................       97,529,293
                                           --------------

NET ASSETS - 100%.......................   $2,202,916,799
                                           ==============

 * income producing

ADR - American Depository Receipt

** INVESTMENT VALUATION: Marketable securities are valued at the closing price or last sales price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the last reported bid price.

ITEM 2 - CONTROLS AND PROCEDURES

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3 - EXHIBITS

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2).

Filed herewith

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

    Meridian Fund, Inc.

By: /s/ Richard F. Aster
    ----------------------------
    Richard F. Aster
    President & CEO

Date: November 17, 2005

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Gregg B. Keeling
    ----------------------------
    Gregg B. Keeling
    CFO & Treasurer

Date: November 17, 2005

By: /s/ Richard F. Aster
    ----------------------------
    Richard F. Aster
    President & CEO

Date: November 17, 2005